Acquisitions -Summary of Fair Values of Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Jun. 01, 2017	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Assets:
Property, plant and equipment		¥ 1,507,786	¥ 1,510,132	¥ 1,510,132	¥ 2,686,055
All other assets		4,079,814	3,958,897	4,043,908
Total assets		195,503,623	191,927,385	192,175,566
Liabilities:
Borrowings		12,167,858	10,652,481	10,652,481
All other liabilities		6,131,739	6,799,291	6,882,740
Total liabilities		183,730,177	¥ 179,564,245	179,679,767
Goodwill		¥ 215,808		¥ 273,725	¥ 426,455
American Railcar Leasing LLC [member]
Assets:
Property, plant and equipment	¥ 304,257
All other assets	15,719
Total assets	319,976
Liabilities:
Borrowings	147,523
All other liabilities	1,947
Total liabilities	149,470
Net assets acquired	170,506
Goodwill	0
Total consideration	170,506
Consideration:
Cash	170,506
Total consideration	170,506
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 1,264